Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
18.	Earnings (Loss) per Share

The weighted-average common shares outstanding and thus the net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Historically reported weighted average shares outstanding have been multiplied by the exchange ratio of approximately 2.59. See Note 3 for further information.

Basic and diluted loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(12,513)	$(24,739)	$(18,216)	$(43,325)
Accretion of redeemable convertible preferred stock to redemption value	—	(82,365)	(37,934)	(116,126)
Accretion of noncontrolling interest put option to redemption value	(85)	(96)	(173)	(190)
Net loss attributable to common stockholders	$(12,598)	$(107,200)	$(56,323)	$(159,641)
Denominator:
Weighted average common shares outstanding, basic and diluted	72,423,043	5,589,728	67,609,838	5,592,911
Net loss per share, basic and diluted	$(0.17)	$(19.18)	$(0.83)	$(28.54)

The Company’s potential dilutive securities, which include stock options, RSUs, warrants and earnout shares have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common stock outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same for all periods presented. The Company excluded the following potential common stock, presented based on amounts outstanding at June 30, 2022 and 2021 from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect.

	June 30,
	2022	2021
Convertible preferred stock	—	48,566,655
Warrants on convertible preferred stock	—	1,836,429
Options and RSUs to acquire common stock	20,000,493	13,624,593
Warrants on common stock	24,333,365	1,353,062
Earnout shares	—	—
Total	44,333,858	65,380,739

Total potentially dilutive common share equivalents for the three and six months ended June 30, 2022, excludes 23,482,845 shares related to the earnout liability as these shares are contingently issuable upon meeting certain triggering events.

Earnings (Loss) per Share
18.	Earnings (Loss) per Share

The weighted-average common shares outstanding and thus the net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Historically reported weighted average shares outstanding have been multiplied by the exchange ratio of approximately 2.59. See Note 3 for further information.

Basic and diluted loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(12,513)	$(24,739)	$(18,216)	$(43,325)
Accretion of redeemable convertible preferred stock to redemption value	—	(82,365)	(37,934)	(116,126)
Accretion of noncontrolling interest put option to redemption value	(85)	(96)	(173)	(190)
Net loss attributable to common stockholders	$(12,598)	$(107,200)	$(56,323)	$(159,641)
Denominator:
Weighted average common shares outstanding, basic and diluted	72,423,043	5,589,728	67,609,838	5,592,911
Net loss per share, basic and diluted	$(0.17)	$(19.18)	$(0.83)	$(28.54)

The Company’s potential dilutive securities, which include stock options, RSUs, warrants and earnout shares have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common stock outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same for all periods presented. The Company excluded the following potential common stock, presented based on amounts outstanding at June 30, 2022 and 2021 from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect.

	June 30,
	2022	2021
Convertible preferred stock	—	48,566,655
Warrants on convertible preferred stock	—	1,836,429
Options and RSUs to acquire common stock	20,000,493	13,624,593
Warrants on common stock	24,333,365	1,353,062
Earnout shares	—	—
Total	44,333,858	65,380,739

Total potentially dilutive common share equivalents for the three and six months ended June 30, 2022, excludes 23,482,845 shares related to the earnout liability as these shares are contingently issuable upon meeting certain triggering events.

Gelesis
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
18.	Earnings (Loss) per Share

Basic and diluted loss per share attributable to common stockholders were calculated as follows:

	December 31,
	2021	2020
Numerator:
Net loss	$(93,347)	$(25,905)
Accretion of redeemable convertible preferred stock to redemption value	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(376)	(567)
Net loss attributable to common stockholders	$(187,857)	$(37,844)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,204,486	2,149,182
Net loss per share, basic and diluted	$(85.22)	$(17.61)

The Company’s potential dilutive securities, which include stock options, redeemable convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common stock outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same for all periods presented. The Company excluded the following potential common stock, presented based on amounts outstanding at December 31, 2021 and 2020 from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect.

	December 31,
	2021	2020
Convertible preferred stock	18,736,936	18,446,525
Warrants on convertible preferred stock	708,493	1,021,466
Options and RSUs to acquire common stock	5,203,174	5,074,547
Warrants on common stock	522,009	522,009
Total	25,170,612	25,064,547

Earnings (Loss) per Share
18.	Earnings (Loss) per Share

Basic and diluted loss per share attributable to common stockholders were calculated as follows:

	December 31,
	2021	2020
Numerator:
Net loss	$(93,347)	$(25,905)
Accretion of redeemable convertible preferred stock to redemption value	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(376)	(567)
Net loss attributable to common stockholders	$(187,857)	$(37,844)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,204,486	2,149,182
Net loss per share, basic and diluted	$(85.22)	$(17.61)

The Company’s potential dilutive securities, which include stock options, redeemable convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common stock outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same for all periods presented. The Company excluded the following potential common stock, presented based on amounts outstanding at December 31, 2021 and 2020 from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect.

	December 31,
	2021	2020
Convertible preferred stock	18,736,936	18,446,525
Warrants on convertible preferred stock	708,493	1,021,466
Options and RSUs to acquire common stock	5,203,174	5,074,547
Warrants on common stock	522,009	522,009
Total	25,170,612	25,064,547